Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 38,982	$ 171,480
Deferred Offering Costs	751,050	324,210
Shareholder Loan Receivable		1,145
Total Current Assets	790,032	496,835
Long-Term Assets
Fixed Assets (Net)	8,050	12,270
TOTAL ASSETS	798,082	509,105
Current Liabilities
Accounts Payable	2,715,399	1,225,134
Accrued Interest on Convertible Notes	2,026,323	1,223,843
Accrued Expenses	162,500	15,000
Accrued Payroll and Payroll Taxes – Related Party	112,137	420,000
Accrued Payroll and Payroll Taxes	33,543	6,011
Redemption Premium	4,580,304	3,039,054
Preferred Dividends Payable	343,750	218,750
Make-whole Stock Liability	130,000
Total Current Liabilities	24,714,297	6,147,792
Long-Term Liabilities
Make-whole Stock Liability		1,470,909
TEDCO Grant	100,000	100,000
Total Long-Term Liabilities	100,000	11,918,541
Total Liabilities	24,814,297	18,066,333
STOCKHOLDERS’ DEFICIT
Preferred Stock A, par value $0.001, 1,400,000 shares authorized, 1,302,082 shares Preferred Stock A issued and outstanding	1,302	1,302
Additional paid-in capital	5,489,990	4,033,093
Accumulated deficit	(29,518,187)	(21,601,603)
Total Stockholders’ Deficit	(24,016,215)	(17,557,228)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	798,082	509,105
Convertible Notes – A (Net Debt Discount)
Current Liabilities
Convertible Notes	1,051,032
Long-Term Liabilities
Convertible Notes		1,038,120
Convertible Notes – A (Related Party Net Debt Discount)
Current Liabilities
Convertible Notes	100,000
Long-Term Liabilities
Convertible Notes		100,000
Convertible Notes – B (Net Debt Discount)
Current Liabilities
Convertible Notes	5,154,000
Long-Term Liabilities
Convertible Notes		5,154,000
Convertible Notes – C (Net Debt Discount)
Current Liabilities
Convertible Notes	3,873,417
Long-Term Liabilities
Convertible Notes		3,218,845
Convertible Notes – D (Net Debt Discount)
Current Liabilities
Convertible Notes	1,950,160
Long-Term Liabilities
Convertible Notes		836,667
Convertible Notes – E (Net Debt Discount)
Current Liabilities
Convertible Notes	1,100,000
Convertible Notes – F (Net Debt Discount)
Current Liabilities
Convertible Notes	1,381,732
Common Stock A
STOCKHOLDERS’ DEFICIT
Common stock value	10,680	9,980
Common Stock B
STOCKHOLDERS’ DEFICIT
Common stock value